Accounts Payable and Accrued Liabilities (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Year ended March 31,
Accounts payable	$ 388	$ 29
Accrued interest	523
Other accrued expenses	196	98
Total	$ 1,107	$ 127